SHARE-BASED PAYMENT ARRANGEMENTS	12 Months Ended
Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [abstract]
SHARE-BASED PAYMENT ARRANGEMENTS [Text Block]

11. SHARE-BASED PAYMENT ARRANGEMENTS

A. Description of share-based payment arrangements

i. Stock option plan (equity-settled)

On January 20, 2016, the Company established a stock-option plan that entitles key management personnel and employees to purchase shares in the Company. Under the stock-option plan, holders of vested options are entitled to purchase shares based for the exercise price as determined at grant date.

The key terms and conditions related to the grants under these programs are as follows; all options are to be settled by physical delivery of shares.

Grant Date	Number of Instruments	Vesting Conditions	Contractual Life of Options
Balance December 31 2019	5,791
On June, 2020	2	quarterly vesting	5.6 years
On June, 2020	3	immediate	5.6 years
On June, 2020	4,000	25% on first anniversary, then quarterly vesting	10 years
On June, 2020	450	50 immediately, then quarterly vesting	10 years
On June, 2020	1400	400 immediately, then quarterly vesting	10 years
On June, 2020	1,123	1 year	10 years
On June, 2020	50	Immediate	10 years
On June, 2020	225	Immediate	7.8 years
On August, 2020	50	Immediate	10 years
On August, 2020	499	quarterly vesting	10 years
On October, 2020	220	quarterly vesting	10 years
Balance December 31, 2020	13,813

On January, 2020	60	25% on first anniversary, then quarterly vesting	10 years
On March, 2020	244	immediate	10 years
On March, 2020	100	quarterly vesting	10 years
On March, 2020	250	25% on first anniversary, then quarterly vesting	10 years
On January, 2021	2,441	25% immediately, 25% on first anniversary, then quarterly vesting	10 years
On January, 2021	165	25% on first anniversary, then quarterly vesting	10 years
On January, 2021	1,670	quarterly vesting	10 years
On March, 2021	241	25% on first anniversary, then quarterly vesting	10 years
On March, 2021	114	quarterly vesting	10 years
On May, 2021	190	25% on first anniversary, then quarterly vesting	10 years
On May, 2021	705	3 years quarterly	10 years
On August, 2021	65	25% on first anniversary, then quarterly vesting	10 years
On August, 2021	450	quarterly vesting	10 years
On November, 2021	1,220	25% on first anniversary, then quarterly vesting	10 years
On November, 2021	559	3 years quarterly	10 years
Balance December 31, 2021	22,287

B. Measurement of fair values

The fair value of the stock-options has been measured using the Black-Scholes formula which was also used to determine the Company's share value. Service and non-market performance conditions attached to the arrangements were not considered in measuring fair value. The inputs used in the measurement of the fair values at the grant and measurement date were as follows:

	December 31, 2021	December 31, 2020
Share price	$3.69	$0.92
Exercise price	$0.87 to $3.40	$0.10 to $1.76
Expected volatility (weighted-average)	156.0%	65.0% to 66.1%
Expected life (weighted-average)	10 years	3 to 10 years
Expected dividends	- %	- %
Risk-free interest rate (based on US government bonds)	1.45%	1.38%

Expected volatility has been based on an evaluation of historical volatility of the company's share price.

C. Reconciliation of outstanding stock-options

	December 31, 2021		December 31, 2020
	Number of Options	Weighted- Average Exercise Price	Number of Options	Weighted- Average Exercise Price
Outstanding at beginning of year	12,851	$0.27	5,791	$0.13
Granted	8,474	1.70	8,022	0.37
Forfeited/ Expired	(370)	-	-	-
Exercised	(140)	(0.13)	(962)	(0.10)
Outstanding at end of year	20,815	$0.71	12,851	$0.27
Exercisable as at end of year	10,295		3,103

The stock-options outstanding as of December 31, 2021 had a weighted average exercise price of $0.71 (December 31, 2020: $0.27) and a weighted-average contractual life of 10 years (December 31, 2020: 3 to 10 years).

D. Restricted share unit plan

i. Restricted share unit plan

On September 21, 2020, the Company established a restricted share unit plan. Under the plan agents are eligible to receive RSUs that, upon vesting, entitled the holder to a Common Share or cash payment in lieu of a Common Share. The RSUs are earned in recognition of personal performance and ability to attract agents to Real. The expense recognized in relation to these awards for the year ended December 31, 2021 was $1,023. The stock compensation attributable to agent growth was classified as marketing expense. The stock compensation award granted to FTEs was classified as General and Administrative expense on the audited consolidated statements of loss and comprehensive loss.

RSUs awarded in the agent incentive program purchase plan are based on a percentage of commission withheld to purchase Common Shares. These RSUs are expensed in the period in which those awards are deemed to be earned with a corresponding increase in liability. All awards under this plan are subject to a 12-month holding period. The liability will be classified into equity after the 12-month holding period has passed. The company will grant an additional 25% of shares as a bonus after the 12-month holding period has passed. The bonus RSUs are expensed in the period the original award is deemed earned with a corresponding increase in stock-based compensation reserve.

RSUs awarded for personal performance and the ability to attract agents earned in recognition of personal performance conditions and are subject to a 3-year vesting period. The Company recognizes this expense during the applicable vesting period based upon the best available estimate of the number of equity instruments expected to vest with a corresponding increase in stock-based compensation reserve.

The following table illustrates changes in the Company's stock compensation liability for the periods presented:

Amount
Balance at, December 31, 2019	-
Stock Grant Liability Increase	15
Stock Grants Released from liability to equity	-
Balance at, December 31, 2020	15
Stock Grant Liability Increase	2,482
Stock Grants Released from liability to equity	(229)
Balance at, December 31, 2021	2,268

The following table illustrates the Company's stock activity (in units) for the restricted share unit plan.

Amount
Balance at, December 31, 2019	-
Granted	121
Vested and Issued	-
Balance at, December 31, 2020	121
Granted	3,951
Vested and Issued	(76)
Forfeited	(31)
Balance at, December 31, 2021	3,965

The following table provides a detailed breakdown of the stock-based compensation expense as reported in the Consolidated Statement of Loss and Comprehensive Loss.

Stock Based Compensation Expense

	December 31, 2021			December 31, 2020
	Options Expense	RSU Expense	Total	Options Expense	RSU Expense	Total
Marketing Expenses - Agent Stock Based Compensation	1,188	1,006	2,194	45	24	69
Marketing Expenses - FTE Stock Based Compensation	135	-	135	143	-	143
Research and Development - FTE Stock Based Compensation	1,545	-	1,545	182	-	182
General and Administrative - FTE Stock Based Compensation	1,316	17	1,333	744	-	744
Total Stock Based Compensation Expense	4,184	1,023	5,207	1,114	24	1,138

On May 20, 2021 the Company began transacting under the NCIB to purchase up to 7,170 of its common shares representing approximately 5% of the total 143,404 Common Shares issued and outstanding as of April 30, 2021. Purchases will be made at prevailing market prices commencing on or about May 20, 2021 and ending on the earlier of: (i) one year from such commencement; or (ii) the date on which the Company has purchased the maximum number of Shares to be under the NCIB. The purpose of the purchase of common shares under the NCIB is to enable the Company to acquire shares to satisfy the RSU Plan. During the twelve months ended December 31, 2021, there were 4,906 shares purchased in the amount of $12,644.

The Company has appointed CWB Trust Services as the Trustee for the purposes of arranging for the acquisition of the Common Shares and to hold the Common Shares in trust for the purposes of satisfying restricted share unit ("RSU") payments well as deal with other administration matters. Through the trustee, RBC Capital Markets has been engaged to undertake purchases under the NCIB for the purposes of the RSU Plan. RBCCM is required to comply with the TSXV NCIB rules in respect of the purchases of Common Shares as the Trustee is considered to be a non-independent trustee by the TSXV for the purposes of the NCIB rules.